Summary of Significant Accounting Policies (Details 2) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Uncertainties
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0
Unrecognized tax benefits, interest on income tax expense	0
Marketing and Advertising Expense
Advertising Expense	$ 90,000	$ 2,000	$ 68,000	$ 7,000
Furniture | Minimum
Property, and Equipment
Estimated Useful Life	5 years
Furniture | Maximum
Property, and Equipment
Estimated Useful Life	7 years
Laboratory equipment
Property, and Equipment
Estimated Useful Life	5 years
Computers and equipment
Property, and Equipment
Estimated Useful Life	3 years
Software
Property, and Equipment
Estimated Useful Life	3 years